Note 7 - Loan Information (Details) - Loans - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 301,448	$ 284,847	$ 278,452
Allowance for loan losses	(2,834)	(2,761)	(2,792)
Deferred loan origination costs, net	1,348	1,295	1,215
Net loans	299,962	283,381	$ 276,875
Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	24,755	19,038
Construction and Land Development Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	18,406	13,234
Residential Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	138,138	132,553
Commercial Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	46,190	46,982
Municipal Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	11,262	10,061
Home Equity Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	46,454	46,403
Consumer Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 16,243	$ 16,576